Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties [Abstract]
Summary of balances with the related parties
(a)	Balances with the related parties as of December 31, 2024 and 2025 are as follows:

Related party	Account	2024		2025
Investments in associates:
BNP Paribas Cardif Life Insurance	Credit card loans	~~W~~	154	190
”	ACL		(1)	(1)
”	Accrued income		23	14
”	Deposits		5,559	3,855
”	Allowance for Undrawn Commitment		1	1
Incorporated association Finance Saving Information Center	Credit card loans		2	1
”	Deposits		3	4
Nomura-Rifa Private Real Estate Investment Trust 19	Loans		11,700	11,400
”	ACL		(247)	(3,781)
”	Accrued income		—	47
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3 (*)	Accrued income		71	—
Korea Finance Security Co., Ltd.	Deposits		131	123
”	Credit card loans		6	7
Korea Credit Bureau	Deposits		24	1,671
”	Credit card loans		616	907
”	ACL		(1)	—
Goduck Gangil1 PFV Co., Ltd.	Deposits		4	—
SBC PFV Co., Ltd.	Loans		984,600	519,800
”	ACL		(1,345)	(3,990)
”	Accrued income		89	93
”	Allowance for Undrawn Commitment		—	771
”	Deposits		105	1
Goduck Gangil10 PFV Co., Ltd.	Deposits		11,899	340
EDNCENTRAL Co., Ltd. (*)	Loans		25,400	—
”	ACL		(74)	—
”	Accrued income		64	—
”	Deposits		1,170	—
”	Provisions		156	—
Shinhan Global Healthcare Fund 2	Deposits		1	1
Future-Creation Neoplux Venture Capital Fund	Account receivables		3,600	3,600
Gyeonggi-Neoplux Superman Fund	Account receivables		1,696	—
Shinhan-Neoplux Energy Newbiz Fund	Account receivables		721	643

Related party	Account	2024		2025
Investments in associates (continued):
SHINHAN-NEO Core Industrial Technology Fund	Account receivables	~~W~~	399	288
Neoplux No.3 Private Equity Fund	Account receivables		7,532	9,240
Wave Technology	Deposits		115	106
SHINHAN-NEO Market-Frontier 2nd Fund	Account receivables		1,402	1,485
iPIXEL Co., Ltd.	Credit card loans		14	10
”	ACL		(1)	—
”	Deposits		717	74
”	Allowance for Undrawn Commitment		1	—
NewWave 6th Fund	Account receivables		877	791
DDI LVC Master Real Estate Investment Trust Co., Ltd.	Deposits		852	784
Logisvalley Shinhan REIT Co., Ltd.	Loans		33,000	33,000
”	ACL		(30)	(29)
”	Accrued income		75	75
”	Deposits		1,340	932
Shinhan-Albatross tech investment Fund	Deposits		4,339	2,331
Shinhan VC tomorrow venture fund 1	Account receivables		2,474	2,992
JS Shinhan Private Equity Fund	Accrued income		—	289
Shinhan Time 1st Investment fund	Deposits		64	—
NH-J&-IBKC Label Technology Fund	Deposits		59	44
SH K-REITs Infra Real Estate Investment Trust (FoFs)	Accrued income		5	5
Shinhan-CJ TechInnovation Fund 1st	Deposits		3,100	3,500
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]	Accrued income		12	14
SH Prestige High Dividend Security Feeder No.1[Equity]	Accrued income		14	34
Shinhan General Private Real Estate Investment Trust No.3	Accrued income		44	50
Capstone REITs No.26	Loans		20,000	20,000
”	ACL		(21)	(21)
”	Accrued income		90	93
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.	Accrued income		145	146
Shinhan-GB FutureFlow Fund L.P.	Account receivables		41	—

Related party	Account	2024		2025
Investments in associates (continued):
LB Scotland Amazon Fulfillment Center Fund 29	Derivative assets	~~W~~	503	—
Shinhan AIM FoF Fund 1-A	Derivative assets		3,511	—
PineStreet Global Corporate FoF XIII-2	Derivative assets		104	469
”	Derivative liabilities		—	17
CASCADETECH INC	Deposits		35	11
Songpa biz cluster PFV Co., Ltd.	Loans		22,424	70,272
”	ACL		(119)	(521)
”	Accrued income		26	129
”	Allowance for Undrawn Commitment		95	—
STIC ALT Global II Private Equity Fund	Deposits		2,207	805
TECHFIN RATINGS Co., Ltd.	Credit card loans		13	28
”	ACL		(2)	—
”	Deposits		21,611	13,548
”	Allowance for Undrawn Commitment		7	1
Nomura-Rifa Private Real Estate Investment Trust 31	Loans		14,000	13,860
”	ACL		(27)	(54)
Pacific Private Placement Real Estate Fund No.40	Loans		14,000	14,000
”	ACL		(75)	(99)
”	Accrued income		124	152
Shinhan-DS Mezzanine Fund 1	Unearned revenue		93	88
Shinhan-Csquared Mezzanine Fund 1	Unearned revenue		19	19
KR Seocho Co., Ltd.	Loans		11,871	11,871
”	ACL		(213)	(228)
”	Accrued income		573	1,691
KB Distribution Private Real Estate 3-1	Loans		2,000	—
”	ACL		(4)	—
”	Accrued income		17	—
Shinhan-Dev healthcare Fund I	Unearned revenue		—	8
Credila Financial Services	Loans		—	19,895
”	ACL		—	(78)
”	Deposits		—	3,196
Shinhan Rio Green Private Equity Fund	Account receivables		—	79
D2U 12th Fund	Deposits		—	400

Related party	Account	2024		2025
Investments in associates (continued):
Finflow	Deposits	~~W~~	—	574
Fireant Media and Digital Service Joint Stock Company	Deposits		—	4
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]	Accrued income		—	4
IGIS Yongsan Office General Private Real Estate Investment Trust 518	Loans		20,000	20,000
”	ACL		(107)	(141)
”	Accrued income		140	140
Shinhan-BNK Global Fund I	Unearned revenue		—	44
Key management personnel and their immediate relatives:	Loans		3,402	4,558

	Assets		1,185,307	753,419

	Liabilities		53,707	33,253

(*)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2025.

Summary of transactions with the related parties
(b)	Transactions with the related parties for the years ended December 31, 2023, 2024 and 2025 are as follows:

Related party	Account	2023		2024	2025
Investments in associates
BNP Paribas Cardif Life Insurance	Fees and commission income	~~W~~	4,125	1,312	1,669
”	Provision for credit loss		(2)	—	—
”	Interest expense		(57)	(12)	(12)
Shinhan-Albatross tech investment Fund	Fees and commission income		115	1,047	514
”	Interest expense		(4)	(12)	(7)
Shinhan-Nvestor Liquidity Solution Fund	Fees and commission income		173	192	174
Shinhan-PS Investment Fund No.1	Fees and commission income		25	20	8
Nomura-Rifa Private Real Estate Investment Trust 19	Interest income		568	588	574
”	Reversal of (provision for) credit loss allowance		—	223	(3,533)
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3 (*3)	Fees and commission income		1,262	886	176

Related party	Account	2023		2024	2025
Investments in associates (continued)
Korea Finance Security Co., Ltd.	Fees and commission income	~~W~~	4	4	3
”	Other administrative expense		—	(145)	(145)
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Fees and commission income		589	3,122	2,072
Kiwoom-Shinhan Innovation Fund I	Fees and commission income		140	148	28
FuturePlay-Shinhan TechInnovation Fund 1	Fees and commission income		56	158	179
Korea Credit Bureau	Fees and commission income		14	1,753	3,803
”	Fees and commission expense		—	(4,830)	(5,060)
”	Other administrative expense		—	(91)	(1,093)
”	Reversal of allowance for credit losses		—	—	1
”	Interest expense		—	—	(10)
Goduck Gangil1 PFV Co., Ltd.	Interest income		143	—	—
”	Reversal of allowance for credit losses		20	—	—
SBC PFV Co., Ltd.	Fees and commission income		—	7,839	29,145
”	Interest income		—	36,957	45,135
”	Interest expense		(13)	(13)	—
”	Provision for credit losses		—	(679)	(2,645)
”	Provision for unused commitments		—	—	(771)
Goduck Gangil10 PFV Co., Ltd.	Interest income		69	30	—
”	Interest expense		(647)	(295)	(78)
”	Reversal of allowance for credit losses		4	17	—
Korea Omega-Shinhan Project Fund I	Fees and commission income		166	146	3,756
Sparklabs-Shinhan Opportunity Fund 1	Fees and commission income		39	18	1
EDNCENTRAL Co., Ltd.	Interest income		—	615	587
”	Fees and commission income		—	—	18
”	Interest expense		—	(2)	(29)
”	Provision for credit losses		—	(74)	(43)
”	Provision for unused commitments		—	—	(32)
Kakao-Shinhan 1 st TNYT Fund	Fees and commission income		386	338	265

Related party	Account	2023		2024	2025
Investments in associates (continued)
Future-Creation Neoplux Venture Capital Fund	Interest income	~~W~~	86	76	72
Neoplux Market-Frontier Secondary Fund	Fees and commission income		592	—	—
Gyeonggi-Neoplux Superman Fund	Fees and commission income		551	522	315
Shinhan-Neoplux Energy Newbiz Fund	Fees and commission income		906	706	643
NewWave 6 th Fund	Fees and commission income		984	877	791
SHINHAN-NEO Core Industrial Technology Fund	Fees and commission income		496	401	288
KTC-NP Growth Champ 2011-2 Private Equity Fund (*1)	Interest income		36	—	—
Neoplux No.3 Private Equity Fund	Fees and commission income		2,676	—	1,707
Shinhan Smilegate Global PEF I (*3)	Fees and commission income		—	238	—
SHINHAN-NEO Market-Frontier 2 nd Fund	Fees and commission income		1,596	1,402	1,485
SWK-Shinhan New Technology Investment Fund 1 st	Fees and commission income		61	61	61
Ulmus SHC innovation investment fund	Fees and commission income		91	69	67
iPIXEL Co., Ltd.	Interest expense		—	(1)	—
”	Reversal of allowance for credit losses		—	—	1
”	Reversal of provision for unused commitments		—	—	1
CJL No.1 Private Equity Fund (*3)	Interest expense		(10)	(2)	—
Reverent-Shinhan Vista Fund	Fees and commission income		80	80	80
Kiwoom-Shinhan Innovation Fund 2	Fees and commission income		268	120	96
ETRI Holdings-Shinhan 1 st Unicorn Fund	Fees and commission income		100	93	78
Shinhan-Time mezzanine blind Fund (*3)	Fees and commission income		226	300	—
Shinhan VC tomorrow venture fund 1	Fees and commission income		3,280	2,474	2,992

Related party	Account	2023		2024	2025
Investments in associates (continued)
JS Shinhan Private Equity Fund	Fees and commission income	~~W~~	600	600	600
Stonebridge-Shinhan Unicorn Secondary Fund	Fees and commission income		444	722	14
Shinhan-Kunicorn first Fund	Fees and commission income		232	261	261
Shinhan-Quantum Startup Fund	Fees and commission income		153	153	124
Shinhan Simone Fund I	Fees and commission income		78	78	23
ShinhanFitrin 1 st Technology Business Investment Association	Fees and commission income		85	82	76
DDI LVC Master Real Estate Investment Trust Co., Ltd.	Interest expense		(1)	(1)	(1)
Logisvalley Shinhan REIT Co., Ltd.	Interest income		1,841	1,703	1,643
”	Fees and commission income		163	143	150
”	Interest expense		(2)	(2)	(2)
”	Reversal of (provision for) allowance for credit losses		(8)	—	1
Shinhan-Dev healthcare Fund I	Fees and commission income		77	82	67
Shinhan-Cognitive Start-up Fund L.P.	Fees and commission income		188	222	120
Global Commerce Fund	Fees and commission income		30	38	22
Shinhan-HGI Social Enterprise Fund	Fees and commission income		63	47	51
Shinhan-WWG Energy Fund New Technology Venture Investment Fund	Fees and commission income		45	45	57
IGIS-Shinhan New Technology Fund 1	Fees and commission income		36	36	36
Shinhan-G.N.Tech Smart Innovation Fund	Fees and commission income		260	195	260
SH Global Net Zero Solution Security Investment Trust (*2)	Fees and commission income		75	17	—
SH 1.5years Maturity Investment Type Security Investment Trust No.2 (*2)	Fees and commission income		16	4	—
Shinhan Global Active REIT Co., Ltd. (*2), (*4)	Interest income		—	3,982	—

Related party	Account	2023		2024	2025
Investments in associates (continued)
”	Fees and commission income	~~W~~	17	2,498	—
”	Derivative-related income		—	8,220	—
”	Interest expense		(2)	(4)	—
”	Reversal of allowance for credit losses		—	533	—
DS SHINHAN Content Investment Fund 1	Fees and commission income		18	18	18
Shinhan Time 1 st Investment fund	Fees and commission income		26	26	26
SHINHAN SGC ESG Fund No.1	Fees and commission income		115	115	110
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund	Fees and commission income		125	125	124
Shinhan-iSquare Venture PEF 1	Fees and commission income		100	100	100
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1 st	Fees and commission income		42	207	207
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1	Fees and commission income		216	216	216
NH-J&-IBKC Label Technology Fund	Interest expense		(12)	(6)	(1)
Bonanza-Shinhan GIB Innovative Semiconductor Investment Fund	Fees and commission income		55	55	55
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund	Fees and commission income		113	214	176
Shinhan M&A-ESG Investment fund	Fees and commission income		726	1,083	1,072
Shinhan-JW Mezzanin New Technology Fund 1st (*2)	Fees and commission income		46	7	—
MAN Global Strategy Bond(H)	Fees and commission income		2	5	—
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]	Fees and commission income		—	18	75

Related party	Account	2023		2024	2025
Investments in associates (continued)
SH Prestige High Dividend Security Feeder No.1[Equity]	Fees and commission income	~~W~~	—	24	104
Shinhan time secondary blind new technology investment trust	Fees and commission income		71	200	163
Shinhan-openwater pre-IPO Investment Trust 1	Fees and commission income		36	100	100
Shinhan-CJ TechInnovation Fund 1st	Fees and commission income		88	200	200
”	Interest expense		—	(25)	(72)
Shinhan-Eco Venture Fund 2 nd	Fees and commission income		49	100	100
Heungkuk-Shinhan the1 st Visionary Technology Investment Trust no. 1	Fees and commission income		87	200	200
Hantoo Shinhan Lake K-beauty Technology Investment Trust	Fees and commission income		94	237	115
Shinhan HB Wellness 1 st Investment Trust	Fees and commission income		35	77	77
Shinhan J&Wave Investment Fund	Fees and commission income		2	18	11
Shinhan General Private Real Estate Investment Trust No.3	Fees and commission income		13	135	210
Shinhan-Timefolio Bio Accelerator Fund	Fees and commission income		163	310	—
Shinhan DS Secondary Investment Fund	Fees and commission income		139	303	303
Fortress-shinhan New Tech Fund No.1	Fees and commission income		27	101	6
Shinhan-Ulmus Sobujang hyeokshin Enterprise Investment Association No.7	Fees and commission income		18	94	94
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.	Fees and commission income		25	208	496
Shinhan-GB FutureFlow Fund L.P.	Fees and commission income		—	279	296

F-320

Related party	Account	2023		2024	2025
Investments in associates (continued)
LB Scotland Amazon Fulfillment Center Fund 29	Derivative-related income	~~W~~	—	503	—
”	Other expense		—	(2)	—
Shinhan AIM FoF Fund 1-A	Derivative-related income		—	3,331	—
”	Derivative-related expense		—	(232)	—
”	Other income		—	22	—
”	Interest expense		—	(12)	—
PineStreet Global Corporate FoF XIII-2	Derivative-related income		—	96	365
”	Derivative-related expense		—	—	(17)
Shinhan-Regent Fund I	Fees and commission income		—	23	84
Shinhan-soo secondary Fund	Fees and commission income		—	247	169
The E&Shinhan New Growth Up Fund	Fees and commission income		—	216	160
CASCADETECH INC	Reversal of allowance for credit losses		—	6	—
TECHFIN RATINGS Co., Ltd. (*5)	Fees and commission income		—	2	4
”	Interest expense		—	(726)	(525)
”	Fees and commission expense		—	—	(1)
”	Reversal of allowance for credit losses		—	—	2
”	Reversal of provision for unused commitments		—	—	6
Songpa biz cluster PFV Co., Ltd.	Interest income		—	356	2,810
”	Fees and commission income		—	9,178	1
Songpa biz cluster PFV Co., Ltd.	Interest expense		—	(1)	—
”	Provision for credit losses		—	—	(402)
”	Reversal of provision for unused commitments		—	—	95
STIC ALT Global II Private Equity Fund	Interest expense		—	(3)	(1)
Nomura-Rifa Private Real Estate Investment Trust 31	Interest income		—	746	749
”	Provision for credit losses		—	(27)	(27)
Pacific Private Placement Real Estate Fund No.40	Interest income		—	825	589
”	Provision for credit losses		—	—	(24)
Shinhan-DS Mezzanine Fund 1	Fees and commission income		—	172	270

Related party	Account	2023		2024	2025
Investments in associates (continued)
Shinhan-Csquared Mezzanine Fund 1	Fees and commission income	~~W~~	—	20	40
Shinhan Time BM sobujang Fund	Fees and commission income		—	110	82
KR Seocho Co., Ltd.	Interest income		—	1,287	1,430
”	Provision for credit losses		—	—	(15)
Shinhan Market-Frontier Fund III	Fees and commission income		—	1,022	1,568
SH K-REITs Infra Real Estate Investment Trust (FoFs)	Fees and commission income		25	50	63
KB Distribution Private Real Estate 3-1	Interest income		—	103	83
”	Reversal of (provision for) credit loss allowance		—	(4)	4
Capstone REITs No.26	Interest income		—	589	1,000
”	Provision for credit losses		—	(21)	—
Wave Technology	Fees and commission expense		—	(300)	(300)
Credila Financial Services	Interest income		—	—	1,918
”	Fees and commission income		—	—	9
”	Provision for credit losses		—	—	(78)
”	Interest expense		—	—	(84)
Shinhan Rio Green Private Equity Fund	Fees and commission income		—	—	131
”	Interest expense		—	—	(31)
Startup Korea Vision 2024 Fund	Fees and commission income		—	—	801
Shinhan-soo Investment Green Wiz Fund	Fees and commission income		—	—	412
Shinhan-Time Premier Fund	Fees and commission income		—	—	120
Finflow (*5)	Other non-operating income		—	—	2,652
D2U 12th Fund	Interest expense		—	—	(7)
Fireant Media and Digital Service Joint Stock Company	Interest expense		—	—	(1)
”	Fees and commission income		—	—	4
Meta TB ESG Private Equity Fund I	Interest expense		—	—	(9)
Reverent-Shinhan Root Fund	Fees and commission income		—	—	88
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]	Fees and commission income		—	—	11

Related party	Account	2023		2024	2025
IGIS Yongsan Office General Private Real Estate Investment Trust 518	Interest income	~~W~~	—	—	1,205
”	Provision for credit losses		—	—	(34)
Key management personnel and their immediate relatives
	Interest income		242	133	233

		~~W~~	26,270	98,783	107,012

(*1)	Excluded from associates due to the loss of significant influence through disposal, liquidation, or other means for the year ended December 31, 2023.
(*2)	Excluded from associates due to the loss of significant influence through disposal, liquidation, or other means for the year ended December 31, 2024.
(*3)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2025.
(*4)	The transaction details between the associate and its subsidiary are included during the year ended December 31, 2024.
(*5)
During the year ended December 31, 2025, the Group acquired shares of Finflow through an in-kind
contribution, and a disposal gain of
~~W~~
 2,652 million arising from the
in-kind
contribution is included in other
non-operating
income.

Summary of key management personnel compensation
(c)	Key management personnel compensation
Key management personnel compensation for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Short-term employee benefits	~~W~~	25,007	21,963	21,268
Severance benefits		809	824	701
Share-based payment transactions (*)		11,862	12,478	24,840

	~~W~~	37,678	35,265	46,809

(*)	The above share-based compensation expenses are costs related to share-based compensation arrangements that are still within the vesting period.

Summary of the guarantees and purchase agreement provided between the related parties
(d)	The guarantees and purchase agreement provided between the related parties as of December 31, 2024 and 2025 are as follows:

		Amount of guarantees
Guarantor	Guaranteed Parties	2024		2025	Account
Shinhan Bank	SBC PFV Co., Ltd.	~~W~~	65,400	1,226,300	Unused credit commitment
”	Key Management Personnel		2,801	989	Unused credit commitment
Shinhan Life Insurance Co., Ltd.	SBC PFV Co., Ltd.		—	171,700	Unused credit commitment
Shinhan Securities Co., Ltd.	SBC PFV Co., Ltd.		—	4,100	Unused credit commitment
”	Songpa biz cluster PFV Co., Ltd.		—	30,000	Unused credit commitment
Shinhan Capital	SBC PFV Co., Ltd.		—	61,300	Unused credit commitment
Shinhan Card Co., Ltd.	BNP Paribas Cardif Life Insurance		846	810	Unused credit line
The Group	Structured entities		204,035	131,704	Purchase agreement
		31,440		6,286	Derivatives agreement

		~~W~~	304,522	1,633,189

Summary of details of collaterals provided by the related parties
(e)	Details of collaterals provided by the related parties as of December 31, 2024 and 2025 are as follows:

			Amount of assets pledged
Provided to	Provided by	Pledged assets	2024		2025
Shinhan Bank	Logisvalley Shinhan REIT Co., Ltd.	Collateral trust	~~W~~	39,600	39,600
	Nomura-Rifa Private Real Estate Investment Trust 31	Collateral trust		16,800	16,632
	SBC PFV Co., Ltd.	Collateral trust		960,000	1,440,000
	”	Shares		—	7,529

				960,000	1,447,529

	Key Management Personnel	Properties		6,799	9,103
	”	Deposits, etc.		1,466	1,783
	”	Guarantee		2,132	980

				10,397	11,866

			~~W~~	1,026,797	1,515,627

Summary of significant loan transactions with related parties
(f)	Significant loans and financing transactions with related parties

i)	Details of significant loan and collection transactions with related parties for the years ended December 31, 2024 and 2025 are as follows:

		2024
Classification	Company	Beginning		Loan	Collection	Others (*1)	Ending
Investments in associates	Nomura-Rifa Private Real Estate Investment Trust 19	~~W~~	11,529	—	(300)	471	11,700
	Shinhan Global Active REIT Co., Ltd. (*2)		—	165,400	(125,700)	(39,700)	—
	SBC PFV Co., Ltd.		—	1,169,700	(185,100)	—	984,600
	Goduck Gangil10 PFV Co., Ltd.		1,100	—	(1,100)	—	—
	Logisvalley Shinhan REIT Co., Ltd.		33,000	34,175	(34,175)	—	33,000
	CASCADETECH INC		—	66	(66)	—	—
	Nomura-Rifa Private Real Estate Investment Trust 31		—	28,000	(14,000)	—	14,000
	Pacific Private Placement Real Estate Fund No.40		—	14,000	—	—	14,000
	KR Seocho Co., Ltd.		—	11,871	(7,000)	7,000	11,871
	Songpa biz cluster PFV Co., Ltd.		—	22,424	—	—	22,424
	KB Distribution Private Real Estate 3-1		—	2,000	—	—	2,000
	Capstone REITs No.26		—	20,000	—	—	20,000
	EDNCENTRAL Co., Ltd.		—	25,400	—	—	25,400
	IGIS Yongsan Office General Private Real Estate Investment Trust 518		20,000	—	—	—	20,000
Key Management Personnel			5,005	1,493	(3,095)	—	3,403

		~~W~~	70,634	1,494,529	(370,536)	(32,229)	1,162,398

(*1)	The effect on changes in allowance for credit loss is included.
(*2)	Excluded from associates due to the loss of significant influence during the year ended December 31, 2024, and the year-end balance has been reclassified under ‘Others’.

		2025
Classification	Company	Beginning		Loan	Collection	Others (*)	Ending
Investments in associates	Nomura-Rifa Private Real Estate Investment Trust 19	~~W~~	11,700	—	(300)	—	11,400
	SBC PFV Co., Ltd.		984,600	1,270,300	(1,735,100)	—	519,800
	Logisvalley Shinhan REIT Co., Ltd.		33,000	—	—	—	33,000
	Nomura-Rifa Private Real Estate Investment Trust 31		14,000	—	(140)	—	13,860
	Pacific Private Placement Real Estate Fund No.40		14,000	—	—	—	14,000
	KR Seocho Co., Ltd.		11,871	—	—	—	11,871
	Songpa biz cluster PFV Co., Ltd.		22,424	47,848	—	—	70,272
	KB Distribution Private Real Estate 3-1		2,000	—	(2,000)	—	—
	Capstone REITs No.26		20,000	—	—	—	20,000
	EDNCENTRAL Co., Ltd.		25,400	7,930	—	(33,330)	—
	Credila Financial Services		—	26,567	(6,672)	—	19,895
	IGIS Yongsan Office General Private Real Estate Investment Trust 518		20,000	—	—	—	20,000
Key Management Personnel			3,403	3,747	(2,591)	—	4,559

		~~W~~	1,162,398	1,356,392	(1,746,803)	(33,330)	738,657

(*)	Excluded from associates due to the loss of significant influence during the year ended December 31, 2025, and the year-end balance has been reclassified under ‘Others’.

Disclosure Of significant borrowing and repayment transactions with related parties Explanatory
ii)	Details of significant borrowing and repayment transactions with related parties for the years ended December 31, 2024 and 2025 are as follows:

			2024
Liabilities	Classification	Company	Beginning		Borrowing	Repayment	Ending
Deposits (*)	Investments in associates	NH-J&-IBKC Label Technology Fund	~~W~~	248	522	(711)	59
		TECHFIN RATINGS Co., Ltd.		—	46,000	(28,000)	18,000
		CJL No.1 Private Equity Fund		265	282	(547)	—
		Shinhan-CJ TechInnovati- on Fund 1st		—	3,100	—	3,100

			~~W~~	513	49,904	(29,258)	21,159

			2025
Liabilities	Classification	Company	Beginning		Borrowing	Repayment	Ending
Deposits (*)	Investments in associates	NH-J&-IBKC Label Technology Fund	~~W~~	59	—	(59)	—
		Shinhan Rio Green Private Equity Fund		—	4,600	(4,600)	—
		TECHFIN RATINGS Co., Ltd.		18,000	24,500	(29,000)	13,500
		Shinhan-CJ TechInnovation Fund 1st		3,100	14,500	(14,100)	3,500
		D2U 12th Fund		—	900	(500)	400
		Meta TB ESG Private Equity Fund I		—	300	(300)	—
		Korea Credit Bureau		—	1,000	—	1,000

			~~W~~	21,159	45,800	(48,559)	18,400

(*)	Settlement balances between related parties and payable deposits with frequent movements are excluded.